RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Receivables and Other Current Assets	Receivables and Other Current Assets

	Notes	December 31, 2024	December 31, 2023
Receivables from governments		$26.7	$61.0
Gold receivables		3.1	—
Other receivables		4.9	6.8
Total receivables		34.7	67.8
Short-term investments		1.0	—
Prepaid expenses		13.2	10.6
Hedge derivatives	20(b)(i)	—	7.3
		$48.9	$85.7
Receivables from governments relate primarily to value added taxes in Burkina Faso and Harmonized Sales Taxes in Canada. As a result of delays in the receipt of value added tax from the Government of Burkina Faso, an amount of $66.3 million has been presented in other non-current assets as at December 31, 2024 as the Company does not expect to recover these amounts within 12 months (note 13). As at December 31, 2023, $32.9 million of the receivables from governments related to value added taxes in Burkina Faso which during 2024 were reclassified to other non-current assets.